Inventories	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Inventories
8.	Inventories

	06.30.2018	12.31.2017
Crude oil	4,407	3,647
Oil products	2,686	2,814
Intermediate products	710	613
Natural gas and LNG (*)	128	67
Biofuels	155	173
Fertilizers	39	25

Total products	8,125	7,339
Materials, supplies and others	1,091	1,150

Total	9,216	8,489

(*)	Liquefied Natural Gas

At June 30, 2018, the Company had pledged crude oil and oil products volumes as collateral for the Terms of Financial Commitment (TFC) signed by Petrobras and Petros in 2008, in the amount of US$ 4,336 (US$ 4,067 as of December 31, 2017), as set out in note 20.1.